Note 7 - Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
	March 31,	December 31,
	2015	2014

Note payable for mining equipment, payable $1,339 monthly, including interest (a)	$52,414	$55,720
Note payable for mining equipment, payable $950 monthly, including interest (b)	11,579	14,057
Note payable for mining equipment, payable $6,060 monthly, including interest (c)	--	6,033
Note payable for lab equipment, payable $9,122 monthly, including interest (d)	----	18,246
Note payable for mine site vehicle, payable $628 monthly (e)	18,851	20,736
Note payable to an insurance company, payable $21,531monthly, including interest (f)	85,422	149,036
Note payable to an insurance company, payable $6,094 monthly, including interest (g)	24,215	42,211
	192,481	306,039
Less: Current Portion	(142,417)	(246,894)
Notes Payable, Long-Term Portion	$50,064	$59,145

	December 31,
	2014	2013

Note payable for mining equipment, payable $5,556 monthly, including interest (a)	$--	$42,927
Note payable for mining equipment, payable $950 monthly, including interest (b)	14,057	23,302
Note payable for mining equipment, payable $6,060 monthly, including interest (c)	6,033	76,313
Note payable for lab equipment, payable $9,122 monthly, including interest (d)	18,246	--
Note payable for mining equipment, payable $1,339 monthly, including interest (e)	55,720	--
Note payable for mine site vehicle, payable $628 monthly (f)	20,736	28,276
Note payable for mining equipment, payable $5,000 monthly, including interest (g)	--	9,932
Note payable for mining equipment, payable $2,250 monthly, including interest (h)	--	8,898
Note payable to an insurance company, payable $21,531monthly, including interest (i)	149,036	--
Note payable to an insurance company, payable $6,094 monthly, including interest (j)	42,211	--
Note payable to an insurance company, payable $4,447 monthly, including interest (k)	--	132,576
Note payable to an insurance company, payable $4,447 monthly, including interest (l)	--	29,767
	306,039	351,991
Less: Current Portion	(246,894)	(311,165)
Notes Payable, Long-Term Portion	$59,145	$40,826

Schedule of Maturities of Long-term Debt [Table Text Block]
April 2015 – March 2016	$142,417
April 2016 – March 2017	21,929
April 2017 – March 2018	18,925
April 2018 – March 2019	9,210
Total Notes Payable	$192,481

2015	$246,894
2016	25,457
2017	20,615
2018	13,073
Total Notes Payable	$306,039